UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-04894

__Franklin Managed Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: _9/30/20

Item 1. Reports to Stockholders.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Rising
Dividends Fund
A Series of Franklin Managed Trust
September 30, 2020
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Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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1
Shareholder Letter
Dear Shareholder:
During the 12 months ended September 30, 2020, the
U.S. economy grew moderately through the end of 2019
amid concerns about trade, but it contracted in 2020’s first and second quarters in response to the novel coronavirus
(COVID-19) pandemic. The U.S. Federal Reserve, having
lowered the federal funds rate twice earlier in 2019 amid
global trade tensions, lowered the rate by 0.25% at its
October 2019 meeting and then held it unchanged through
February 2020. However, given larger economic risks posed
by COVID-19, the Federal Reserve lowered its key rate
by 0.50% on March 3 and further by 1.00% on March 15,
decreasing the rate during the period from 2.00% to 0.25%.
The Federal Reserve also announced broad quantitative
easing measures to support credit markets and adjusted its
policy in August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
The 10-year U.S. Treasury yield was 1.68% on September
30, 2019, and it decreased to 0.69% by the end of
September 2020. In this environment, U.S. stocks, as
measured by the Standard & Poor’s
®
500 Index, posted a
+15.15% return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management. We continue to focus on
what we consider high-quality, resilient business models with attractive cash flow generation capabilities.
The enclosed annual report for Franklin Rising Dividends
Fund includes more detail about prevailing conditions during the period and a discussion about investment decisions.
We encourage you to discuss your investment goals with
your financial advisor, who can review your overall portfolio, reassess your goals and help you stay focused on the long
term. Please remember all securities markets fluctuate, as
do mutual fund prices.
We are grateful for the trust you have placed in Franklin
Rising Dividends Fund and look forward to continuing to
serve your investment needs.
Sincerely,
Nicholas Getaz, CFA
®
Vice President, Research Analyst
Co-Lead Portfolio Manager
Franklin Managed Trust
Matthew D. Quinlan
Vice President, Research Analyst
Co-Lead Portfolio Manager
Franklin Managed Trust
This letter reflects our analysis and opinions as of
September 30, 2020 unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin Rising Dividends Fund
.....................
3
Performance Summary
...........................
6
Your Fund’s Expenses
............................
9
Financial Highlights and Statement of Investments
....
10
Financial Statements
.............................
18
Notes to Financial Statements
.....................
22
Report of Independent Registered
Public Accounting Firm
............................
30
Tax Information
..................................
31
Board Members and Officers
.......................
32
Shareholder Information
..........................
37
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin Rising Dividends Fund
This annual report for Franklin Rising Dividends Fund covers the fiscal year ended September 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation.
Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in companies that
have paid consistently rising dividends. The Fund invests
predominantly in equity securities, primarily common stock.
Companies that have paid consistently rising dividends
include those companies that currently pay dividends on
their common stocks and have maintained or increased
their dividend rate during the last four consecutive years.
The Fund may invest up to 25% of its total assets in foreign securities.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a +9.97% cumulative total return. In comparison, the
Fund’s benchmark, the Standard & Poor’s
®
500 Index (S&P
500
®
), which is a broad measure of U.S. stock performance,
posted a +15.15% total return.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted solid
gains during the 12-month period. Equities advanced at the
end of 2019, aided by steady economic growth, easing trade
tensions and the U.S. Federal Reserve’s (Fed’s) supportive
monetary policy. However, a sharp selloff began in late
February 2020 amid investor fears of a global economic
slowdown due to the novel coronavirus (COVID-19)
pandemic. Such fears drove many investors to sell equity
holdings in favor of investments perceived as safe, such
as government bonds and cash. Nevertheless, a steady
equity market recovery amid monetary and fiscal support led
stocks, as measured by the S&P 500, to reach all-time price
highs in early September 2020. Nonetheless, several risks
tempered investors’ enthusiasm in the period’s final month,
including persistent COVID-19 infection rates, fading hopes
for additional stimulus, and uncertainties surrounding the
upcoming presidential election.
Government-issued restrictions for mitigating the pandemic
severely curtailed economic activity beginning in March
2020. As a result, the unemployment rate surged to 14.7%
in April as many businesses announced mass layoffs.
2
The longest U.S. economic expansion in history ended in
February, according to the National Bureau of Economic
Research, and the country slipped into a deep recession
with second-quarter 2020 gross domestic product (GDP)
declining at a record pace. Economic growth resumed in
the third quarter at the fastest annualized rate on record as many businesses reopened, but the GDP remained below its
pre-pandemic level.
The Fed supported the U.S. economy both before and during
the pandemic, lowering the federal funds target rate twice
in late 2019 to a range of 1.50%–1.75% and implementing
two emergency rate cuts in March 2020, decreasing the rate
to a range of 0.00%–0.25%. Additionally, the Fed enacted
sweeping quantitative easing measures aimed at ensuring
credit flows to borrowers and supporting credit markets with unlimited amounts of bond purchasing. The U.S. federal
government also passed several rounds of fiscal stimulus,
providing aid to businesses, state and local governments
and individuals.
Benefiting from U.S. monetary and fiscal stimulus
measures, equities began to rebound at the end of March
2020. As states gradually reopened, economic activity
resumed, leading to declining jobless claims, a decreasing
unemployment rate and record-high increases in job
additions and existing home sales. Investor optimism about
potential COVID-19 vaccines, rising retail sales and
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin Rising Dividends Fund

franklintempleton.com
Annual Report
an economic rebound further supported equities. Despite
surging summer infection rates, a steady equity market
recovery amid monetary and fiscal support led stocks,
as measured by the S&P 500, to reverse earlier losses
and reach all-time price highs in early September 2020.
Late in the period, however, some signs emerged that the
economic recovery was stalling, including persistently high
unemployment claims and low consumer confidence, leading
stocks to reverse some of their earlier gains.
Investment Strategy
We base our investment strategy on our belief that
companies with consistently rising dividends should, over
time, also experience stock price appreciation. We select
portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening
criteria, such as consistent and substantial dividend
increases, reinvested earnings, and long-term debt that is
no more than 50% of total capitalization or senior debt that has been rated investment grade by at least one of the major bond rating organizations. We seek fundamentally sound
companies that meet our standards and attempt to acquire
them at what we believe are attractive prices.
Manager’s Discussion
During the 12 months under review, holdings that positively
contributed to Fund performance included Microsoft, West
Pharmaceutical Services, Air Products and Chemicals and
Linde.
Enterprise software firm Microsoft boosted performance
based on investor optimism its cloud-based services could
realize additional benefits as more people work from home
going forward. Its workflow collaboration product, Teams,
has seen excellent results. The company has seen strength
in its commercial cloud services and in sales of Windows
as customers migrated away from Windows 7 in recent
quarters. We believe that the trends of helping business
customers move to the cloud and providing workers with
productivity tools should support attractive growth over the medium to longer term.
West Pharmaceutical Services, which manufactures
packaging and delivery systems for injectable drugs and
health care products, contributed as financial results have
been robust. The company saw strong demand for its
products during the second quarter and raised its full-year
earnings guidance as demand from companies working to
create therapeutics to combat COVID-19 is likely to remain
strong.
Industrial gas suppliers Air Products and Chemicals
and Linde supported performance. Recent results have
underscored both businesses’ resiliency during a time of
uncertainty in the global economy. More than half of Air
Product’s business is fee-based, which has made cash
flow more reliable, in our view. Additionally, we believe the company has a significant project backlog and opportunities
to reinvest in attractive long-term growth opportunities such as green hydrogen.
In contrast, detractors from Fund performance included
The Boeing Co., General Dynamics, Raytheon, Occidental
Petroleum and Schlumberger.
Aerospace and defense firms The Boeing Co., General
Dynamics and Raytheon curbed performance amid
continued weakness in the civil aviation market. General
Dynamics has seen reduced demand for its Gulfstream
aircraft and a recovery likely may not happen until the
economic recovery improves and production can ramp
Portfolio Composition
9/30/20
% of Total
Net Assets
Health Care Equipment & Supplies 14.9%
Chemicals 11.5%
Software 8.8%
Industrial Conglomerates 7.9%
Semiconductors & Semiconductor Equipment 6.1%
IT Services 6.1%
Specialty Retail 3.9%
Household Products 3.3%
Pharmaceuticals 3.2%
Aerospace & Defense 3.1%
Machinery 3.0%
Textiles, Apparel & Luxury Goods 2.6%
Multiline Retail 2.4%
Health Care Providers & Services 2.2%
Air Freight & Logistics 2.1%
Commercial Services & Supplies 1.9%
Hotels, Restaurants & Leisure 1.9%
Beverages 1.8%
Food Products 1.8%
Food & Staples Retailing 1.7%
Insurance 1.5%
Oil, Gas & Consumable Fuels 1.4%
Building Products 1.4%
Road & Rail 1.3%
Other 2.9%
Short-Term Investments & Other Net Assets 1.3%

Franklin Rising Dividends Fund

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Annual Report
back up. Despite the ongoing global pandemic, Raytheon
believes that the second quarter was the bottom for its sales and earnings, with modest improvement forecasts for the
third quarter and stronger results in the fourth quarter when defense spending is seasonally strong.
Energy company Occidental Petroleum weighed on
performance due to falling oil prices. The company
significantly increased its debt to finance its recent purchase of Anadarko Petroleum, which has led to investor concerns
about its ability to meet its debt obligations. We exited the position during the review period. Other sector detractors
included oilfield services firm Schlumberger.
Thank you for your participation in Franklin Rising Dividends
Fund. We look forward to continuing to serve your
investment needs.
Nicholas Getaz, CFA
®
Co-Lead Portfolio Manager
Matthew Quinlan
Co-Lead Portfolio Manager
Amritha Kasturirangan
Portfolio Manager
Nayan Sheth
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
9/30/20
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 8.7%
Software, United States
Roper Technologies, Inc. 5.0%
Industrial Conglomerates, United States
Air Products and Chemicals, Inc. 4.0%
Chemicals, United States
Accenture plc 3.9%
IT Services, United States
Linde plc 3.8%
Chemicals, United Kingdom
Stryker Corp. 3.7%
Health Care Equipment & Supplies, United
States
Texas Instruments, Inc. 3.3%
Semiconductors & Semiconductor Equipment,
United States
West Pharmaceutical Services, Inc. 3.3%
Health Care Equipment & Supplies, United
States
Analog Devices, Inc. 2.8%
Semiconductors & Semiconductor Equipment,
United States
Medtronic plc 2.8%
Health Care Equipment & Supplies, United
States

Performance Summary as of September 30, 2020
Franklin Rising Dividends Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +9.97% +3.91%
5-Year +87.13% +12.07%
10-Year +207.13% +11.24%
Advisor
1-Year +10.25% +10.25%
5-Year +89.52% +13.64%
10-Year +214.93% +12.16%
See page 8 for Performance Summary footnotes.

Franklin Rising Dividends Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/10– 9/30/20 )
Advisor Class
(10/1/10– 9/30/20 )

Franklin Rising Dividends Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative. Historically, smaller and mid-
size-company securities have been more volatile in price than larger company securities, especially over the short term. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/19–9/30/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.7147 $0.0126 $1.3653 $2.0926
C $0.2165 $0.0126 $1.3653 $1.5944
R $0.5450 $0.0126 $1.3653 $1.9229
R6 $0.9354 $0.0126 $1.3653 $2.3133
Advisor $0.8801 $0.0126 $1.3653 $2.2580
Total Annual Operating Expenses
5
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Rising Dividends Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/20
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,311.41 $4.98 $1,020.69 $4.35 0.86%
C $1,000 $1,306.41 $9.29 $1,016.95 $8.12 1.61%
R $1,000 $1,309.66 $6.41 $1,019.45 $5.61 1.11%
R6 $1,000 $1,313.56 $3.07 $1,022.35 $2.68 0.53%
Advisor $1,000 $1,313.21 $3.54 $1,021.94 $3.09 0.61%

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

f
a
Year Ended September 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $67.81 $66.02 $58.98 $53.47 $47.01
Income from investment operations
a
:
Net investment income
b
......................... 0.69 0.73 0.70 0.69 0.69
Net realized and unrealized gains (losses) ........... 5.84 3.97 8.40 6.75 8.26
Total from investment operations .................... 6.53 4.70 9.10 7.44 8.95
Less distributions from:
Net investment income .......................... (0.71) (0.75) (0.66) (0.82) (0.58)
Net realized gains ............................. (1.38) (2.16) (1.40) (1.11) (1.91)
Total distributions ............................... (2.09) (2.91) (2.06) (1.93) (2.49)
Net asset value, end of year ....................... $72.25 $67.81 $66.02 $58.98 $53.47
Total return
c
................................... 9.97% 7.55% 15.77% 14.36% 19.51%
Ratios to average net assets
Expenses
d
.................................... 0.86% 0.87% 0.87% 0.91% 0.91%
Net investment income ........................... 1.02% 1.16% 1.14% 1.25% 1.38%
Supplemental data
Net assets, end of year (000’s) ..................... $14,152,903 $13,214,451 $12,295,189 $11,626,959 $11,662,059
Portfolio turnover rate ............................ 9.11% 2.65% 1.63% 3.09% 1.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $66.43 $64.73 $57.86 $52.50 $46.26
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.25 0.24 0.28 0.31
Net realized and unrealized gains (losses) ........... 5.75 3.88 8.25 6.62 8.12
Total from investment operations .................... 5.93 4.13 8.49 6.90 8.43
Less distributions from:
Net investment income .......................... (0.21) (0.27) (0.22) (0.43) (0.28)
Net realized gains ............................. (1.38) (2.16) (1.40) (1.11) (1.91)
Total distributions ............................... (1.59) (2.43) (1.62) (1.54) (2.19)
Net asset value, end of year ....................... $70.77 $66.43 $64.73 $57.86 $52.50
Total return
c
................................... 9.13% 6.75% 14.92% 13.49% 18.62%
Ratios to average net assets
Expenses
d
.................................... 1.61% 1.62% 1.62% 1.66% 1.66%
Net investment income ........................... 0.28% 0.41% 0.39% 0.50% 0.63%
Supplemental data
Net assets, end of year (000’s) ..................... $1,963,672 $2,375,567 $2,980,374 $2,907,500 $2,956,171
Portfolio turnover rate ............................ 9.11% 2.65% 1.63% 3.09% 1.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $67.56 $65.78 $58.76 $53.28 $46.87
Income from investment operations
a
:
Net investment income
b
......................... 0.52 0.57 0.55 0.57 0.57
Net realized and unrealized gains (losses) ........... 5.82 3.96 8.37 6.71 8.22
Total from investment operations .................... 6.34 4.53 8.92 7.28 8.79
Less distributions from:
Net investment income .......................... (0.54) (0.59) (0.50) (0.69) (0.47)
Net realized gains ............................. (1.38) (2.16) (1.40) (1.11) (1.91)
Total distributions ............................... (1.92) (2.75) (1.90) (1.80) (2.38)
Net asset value, end of year ....................... $71.98 $67.56 $65.78 $58.76 $53.28
Total return .................................... 9.67% 7.28% 15.50% 14.07% 19.20%
Ratios to average net assets
Expenses
c
..................................... 1.11% 1.12% 1.12% 1.16% 1.16%
Net investment income ........................... 0.78% 0.91% 0.89% 1.00% 1.13%
Supplemental data
Net assets, end of year (000’s) ..................... $176,413 $194,827 $203,792 $227,179 $247,961
Portfolio turnover rate ............................ 9.11% 2.65% 1.63% 3.09% 1.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $67.79 $65.97 $58.97 $53.46 $46.98
Income from investment operations
a
:
Net investment income
b
......................... 0.90 0.94 0.83 0.92 0.90
Net realized and unrealized gains (losses) ........... 5.83 3.98 8.47 6.73 8.24
Total from investment operations .................... 6.73 4.92 9.30 7.65 9.14
Less distributions from:
Net investment income .......................... (0.93) (0.94) (0.90) (1.03) (0.75)
Net realized gains ............................. (1.38) (2.16) (1.40) (1.11) (1.91)
Total distributions ............................... (2.31) (3.10) (2.30) (2.14) (2.66)
Net asset value, end of year ....................... $72.21 $67.79 $65.97 $58.97 $53.46
Total return .................................... 10.33% 7.91% 16.18% 14.80% 19.97%
Ratios to average net assets
Expenses
c
..................................... 0.53% 0.53% 0.53% 0.52% 0.52%
Net investment income ........................... 1.35% 1.50% 1.48% 1.64% 1.77%
Supplemental data
Net assets, end of year (000’s) ..................... $2,187,987 $1,852,106 $1,743,486 $523,985 $586,747
Portfolio turnover rate ............................ 9.11% 2.65% 1.63% 3.09% 1.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $67.78 $65.98 $58.95 $53.45 $46.97
Income from investment operations
a
:
Net investment income
b
......................... 0.85 0.89 0.90 0.78 0.81
Net realized and unrealized gains (losses) ........... 5.84 3.97 8.34 6.79 8.26
Total from investment operations .................... 6.69 4.86 9.24 7.57 9.07
Less distributions from:
Net investment income .......................... (0.88) (0.90) (0.81) (0.96) (0.68)
Net realized gains ............................. (1.38) (2.16) (1.40) (1.11) (1.91)
Total distributions ............................... (2.26) (3.06) (2.21) (2.07) (2.59)
Net asset value, end of year ....................... $72.21 $67.78 $65.98 $58.95 $53.45
Total return .................................... 10.25% 7.82% 16.07% 14.65% 19.81%
Ratios to average net assets
Expenses
c
..................................... 0.61% 0.62% 0.62% 0.66% 0.66%
Net investment income ........................... 1.28% 1.41% 1.39% 1.50% 1.63%
Supplemental data
Net assets, end of year (000’s) ..................... $3,421,716 $3,282,003 $2,883,129 $3,292,740 $2,105,241
Portfolio turnover rate ............................ 9.11% 2.65% 1.63% 3.09% 1.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Statement of Investments, September 30, 2020
Franklin Rising Dividends Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 98.7%
Aerospace & Defense 3.1%
General Dynamics Corp. .............................................. 1,795,590 $ 248,563,524
Raytheon Technologies Corp. .......................................... 7,499,628 431,528,595
680,092,119
Air Freight & Logistics 2.1%
United Parcel Service, Inc. , B .......................................... 2,751,200 458,432,456
Beverages 1.8%
PepsiCo, Inc. ...................................................... 2,805,277 388,811,392
Biotechnology 0.8%
AbbVie, Inc. ....................................................... 1,993,300 174,593,147
Building Products 1.4%
Johnson Controls International plc ....................................... 7,419,749 303,096,747
Capital Markets 0.8%
Nasdaq, Inc. ....................................................... 1,183,250 145,196,608
State Street Corp. ................................................... 469,000 27,825,770
173,022,378
Chemicals 11.5%
Air Products and Chemicals, Inc. ........................................ 2,905,158 865,330,362
Albemarle Corp. .................................................... 4,965,900 443,355,552
Ecolab, Inc. ........................................................ 1,911,172 381,928,612
Linde plc .......................................................... 3,507,335 835,201,684
2,525,816,210
Commercial Services & Supplies 1.9%
Cintas Corp. ....................................................... 1,259,000 419,032,970
Electrical Equipment 0.4%
nVent Electric plc ................................................... 5,225,168 92,433,222
Food & Staples Retailing 1.7%
Walmart, Inc. ...................................................... 2,684,064 375,527,394
Food Products 1.8%
McCormick & Co., Inc. ............................................... 1,969,400 382,260,540
Health Care Equipment & Supplies 14.9%
Abbott Laboratories .................................................. 4,284,400 466,271,252
Becton Dickinson and Co. ............................................. 2,554,656 594,417,358
DENTSPLY SIRONA, Inc. ............................................. 1,641,600 71,787,168
Medtronic plc ...................................................... 5,874,600 610,488,432
Stryker Corp. ...................................................... 3,855,718 803,415,960
West Pharmaceutical Services, Inc. ...................................... 2,620,800 720,457,920
3,266,838,090
Health Care Providers & Services 2.2%
CVS Health Corp. ................................................... 2,323,100 135,669,040
UnitedHealth Group, Inc. .............................................. 1,096,300 341,793,451
477,462,491
Hotels, Restaurants & Leisure 1.9%
McDonald's Corp. ................................................... 1,886,154 413,991,941
Household Products 3.3%
Colgate-Palmolive Co. ............................................... 3,791,910 292,545,857
Procter & Gamble Co. (The) ........................................... 3,057,688 424,988,055
717,533,912
Industrial Conglomerates 7.9%
Carlisle Cos., Inc. ................................................... 770,429 94,277,397

Franklin Managed Trust
Statement of Investments
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Honeywell International, Inc. ........................................... 3,305,600 544,134,816
Roper Technologies, Inc. .............................................. 2,775,202 1,096,510,062
1,734,922,275
Insurance 1.5%
Aflac, Inc. ......................................................... 3,068,820 111,551,607
Erie Indemnity Co. , A ................................................. 1,019,322 214,343,030
325,894,637
IT Services 6.1%
Accenture plc , A .................................................... 3,736,800 844,479,432
Visa, Inc. , A ........................................................ 2,403,200 480,567,904
1,325,047,336
Machinery 3.0%
Donaldson Co., Inc. ................................................. 2,851,704 132,376,100
Dover Corp. ....................................................... 2,928,300 317,252,022
Pentair plc ........................................................ 4,647,868 212,732,918
662,361,040
Multiline Retail 2.4%
Target Corp. ....................................................... 3,346,391 526,788,871
Oil, Gas & Consumable Fuels 1.4%
Chevron Corp. ..................................................... 2,351,100 169,279,200
EOG Resources, Inc. ................................................ 1,846,000 66,345,240
Exxon Mobil Corp. ................................................... 2,291,300 78,660,329
314,284,769
Pharmaceuticals 3.2%
Johnson & Johnson ................................................. 2,970,700 442,277,816
Perrigo Co. plc ..................................................... 1,659,200 76,173,872
Pfizer, Inc. ......................................................... 5,149,500 188,986,650
707,438,338
Road & Rail 1.3%
Norfolk Southern Corp. ............................................... 1,368,853 292,920,853
Semiconductors & Semiconductor Equipment 6.1%
Analog Devices, Inc. ................................................. 5,291,119 617,685,232
Texas Instruments, Inc. ............................................... 5,051,200 721,260,848
1,338,946,080
Software 8.8%
Microsoft Corp. ..................................................... 9,101,700 1,914,360,561
Specialty Retail 3.9%
Lowe's Cos., Inc. .................................................... 2,815,300 466,945,658
Ross Stores, Inc. ................................................... 4,099,750 382,588,670
849,534,328
Textiles, Apparel & Luxury Goods 2.6%
NIKE, Inc. , B ....................................................... 4,492,000 563,925,680
Trading Companies & Distributors 0.9%
WW Grainger, Inc. ................................................... 575,400 205,285,458
Total Common Stocks (Cost $ 9,806,475,375 ) ....................................
21,610,655,235
a a a a

Franklin Managed Trust
Statement of Investments
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 1.3%
a a
Shares
a
Value
a
Money Market Funds 1.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 0% ...................... 274,357,053 $ 274,357,053
Total Money Market Funds (Cost $ 274,357,053 ) .................................
274,357,053
Total Short Term Investments (Cost $ 274,357,053 ) ...............................
274,357,053
a
Total Investments (Cost $ 10,080,832,428 ) 100 .0% ...............................
$21,885,012,288
Other Assets, less Liabilities 0.0%
†
............................................
17,679,113
Net Assets 100.0% ...........................................................
$21,902,691,401
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Rising
Dividends Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $9,806,475,375
Cost - Non-controlled affiliates (Note 3f) ........................................................ 274,357,053
Value - Unaffiliated issuers .................................................................. $21,610,655,235
Value - Non-controlled affiliates (Note 3f) ........................................................ 274,357,053
Receivables:
Investment securities sold ................................................................... 37,008,205
Capital shares sold ........................................................................ 18,916,114
Dividends ............................................................................... 16,737,797
Other assets .............................................................................. 10,103
Total assets .......................................................................... 21,957,684,507
Liabilities:
Payables:
Investment securities purchased .............................................................. 12,025,132
Capital shares redeemed ................................................................... 24,769,625
Management fees ......................................................................... 8,874,282
Distribution fees .......................................................................... 4,615,595
Transfer agent fees ........................................................................ 3,487,967
Accrued expenses and other liabilities ........................................................... 1,220,505
Total liabilities ......................................................................... 54,993,106
Net assets, at value ................................................................. $21,902,691,401
Net assets consist of:
Paid-in capital ............................................................................. $10,233,767,012
Total distributable earnings (losses) ............................................................. 11,668,924,389
Net assets, at value ................................................................. $21,902,691,401

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Rising
Dividends Fund
Class A:
Net assets, at value ....................................................................... $14,152,903,022
Shares outstanding ........................................................................ 195,885,537
Net asset value per share
a
.................................................................. $72.25
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $76.46
Class C:
Net assets, at value ....................................................................... $1,963,671,893
Shares outstanding ........................................................................ 27,748,284
Net asset value and maximum offering price per share
a
............................................. $70.77
Class R:
Net assets, at value ....................................................................... $176,413,471
Shares outstanding ........................................................................ 2,450,707
Net asset value and maximum offering price per share ............................................. $71.98
Class R6:
Net assets, at value ....................................................................... $2,187,987,408
Shares outstanding ........................................................................ 30,300,815
Net asset value and maximum offering price per share ............................................. $72.21
Advisor Class:
Net assets, at value ....................................................................... $3,421,715,607
Shares outstanding ........................................................................ 47,388,133
Net asset value and maximum offering price per share ............................................. $72.21
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Managed Trust
Financial Statements
Statement of Operations
for the year ended September 30, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Rising
Dividends
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $381,927,202
Non-controlled affiliates (Note 3 f and 8 ) ......................................................... 10,609,003
Total investment income ................................................................... 392,536,205
Expenses:
Management fees (Note 3 a ) ................................................................... 102,820,752
Distribution fees: (Note 3c )
    Class A ................................................................................ 32,949,269
    Class C ................................................................................ 21,792,576
    Class R ................................................................................ 884,001
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 14,077,029
    Class C ................................................................................ 2,322,453
    Class R ................................................................................ 189,461
    Class R6 ............................................................................... 509,552
    Advisor Class ............................................................................ 3,480,046
Custodian fees (Note 4 ) ...................................................................... 126,542
Reports to shareholders ...................................................................... 1,416,476
Registration and filing fees .................................................................... 230,551
Professional fees ........................................................................... 139,243
Trustees' fees and expenses .................................................................. 199,150
Other .................................................................................... 398,179
Total expenses ......................................................................... 181,535,280
Expense reductions (Note 4 ) ............................................................... (6,325)
Expenses waived/paid by affiliates (Note 3f) .................................................... (887,550)
Net expenses ......................................................................... 180,641,405
Net investment income ................................................................ 211,894,800
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (85,147,009)
Non-controlled affiliates (Note 3 f and 8 ) ....................................................... (13,386,224)
Net realized gain (loss) .................................................................. (98,533,233)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,844,335,167
Non-controlled affiliates (Note 3 f and 8 ) ....................................................... (1,611,584)
Net change in unrealized appreciation (depreciation) ............................................ 1,842,723,583
Net realized and unrealized gain (loss) ............................................................ 1,744,190,350
Net increase (decrease) in net assets resulting from operations .......................................... $1,956,085,150

Franklin Managed Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Rising Dividends Fund
Year Ended
September 30, 2020
Year Ended
September 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $211,894,800 $221,171,224
Net realized gain (loss) ................................................. (98,533,233) 707,507,765
Net change in unrealized appreciation (depreciation) ........................... 1,842,723,583 535,087,673
Net increase (decrease) in net assets resulting from operations ................ 1,956,085,150 1,463,766,662
Distributions to shareholders:
Class A ............................................................. (409,799,886) (556,211,379)
Class C ............................................................. (55,775,600) (97,026,206)
Class R ............................................................. (5,355,753) (8,500,824)
Class R6 ............................................................ (65,730,613) (83,190,016)
Advisor Class ........................................................ (110,190,277) (137,066,020)
Total distributions to shareholders .......................................... (646,852,129) (881,994,445)
Capital share transactions: (Note 2 )
Class A ............................................................. 96,218,170 537,873,957
Class C ............................................................. (528,229,462) (640,012,448)
Class R ............................................................. (28,110,128) (13,215,686)
Class R6 ............................................................ 192,223,599 55,614,611
Advisor Class ........................................................ (57,598,472) 290,951,288
Total capital share transactions ............................................ (325,496,293) 231,211,722
Net increase (decrease) in net assets ................................... 983,736,728 812,983,939
Net assets:
Beginning of year ....................................................... 20,918,954,673 20,105,970,734
End of year ........................................................... $21,902,691,401 $20,918,954,673

Franklin Managed Trust
Notes to Financial Statements
Franklin Rising Dividends Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Managed Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin Rising Dividends Fund (Fund) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at  4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)

Franklin Managed Trust
Notes to Financial Statements

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Annual Report
Franklin Rising Dividends Fund
(continued)
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended September 30,
2020 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 29,476,628 $1,950,329,990 28,898,162 $1,814,790,163
Shares issued in reinvestment of distributions .......... 5,958,983 391,355,202 8,546,829 532,972,074
Shares redeemed ............................... (34,413,328) (2,245,467,022) (28,830,030) (1,809,888,280)
Net increase (decrease) .......................... 1,022,283 $96,218,170 8,614,961 $537,873,957
Class C Shares:
Shares sold ................................... 3,702,418 $239,871,038 4,375,914 $267,309,828
Shares issued in reinvestment of distributions .......... 791,717 51,866,862 1,489,574 90,625,119
Shares redeemed
a
.............................. (12,505,119) (819,967,362) (16,149,596) (997,947,395)
Net increase (decrease) .......................... (8,010,984) $(528,229,462) (10,284,108) $(640,012,448)
Class R Shares:
Shares sold ................................... 497,436 $32,467,963 588,478 $36,918,338
Shares issued in reinvestment of distributions .......... 78,611 5,173,840 125,116 7,762,164
Shares redeemed ............................... (1,009,111) (65,751,931) (927,897) (57,896,188)
Net increase (decrease) .......................... (433,064) $(28,110,128) (214,303) $(13,215,686)
Class R6 Shares:
Shares sold ................................... 7,953,257 $521,035,406 6,524,045 $408,198,694
Shares issued in reinvestment of distributions .......... 953,528 62,134,829 1,255,823 78,349,767
Shares redeemed ............................... (5,928,271) (390,946,636) (6,886,545) (430,933,850)
Net increase (decrease) .......................... 2,978,514 $192,223,599 893,323 $55,614,611
Advisor Class Shares:
Shares sold ................................... 10,648,401 $701,650,932 13,526,867 $842,087,025
Shares issued in reinvestment of distributions .......... 1,525,921 99,724,696 1,980,058 123,585,579
Shares redeemed ............................... (13,207,553) (858,974,100) (10,781,721) (674,721,316)
Net increase (decrease) .......................... (1,033,231) $(57,598,472) 4,725,204 $290,951,288
1. Organization and Significant Accounting Policies
(continued)

Franklin Managed Trust
Notes to Financial Statements

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Annual Report
Franklin Rising Dividends Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended September 30, 2020, the gross effective investment management fee rate was 0.496% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% Over $5 billion, up to and including $10 billion
0.480% Over $10 billion, up to and including $20 billion
0.470% In excess of $20 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
2. Shares of Beneficial Interest
(continued)

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended September 30, 2020, the Fund paid transfer agent fees of $20,578,541, of which $8,044,682 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended September 30, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2021 .
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2020, the custodian fees were reduced as noted in the Statement of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $2,084,768
CDSC retained .............................................................................. $168,853
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $250,577,007 $1,704,584,474 $(1,680,804,428) $ — $ — $ 274,357,053 274,357,053 $ 1,691,070
Total Affiliated Securities .... $250,577,007 $1,704,584,474 $(1,680,804,428) $— $— $274,357,053 $1,691,070
3. Transactions with Affiliates
(continued)

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
5. Income Taxes
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At September 30, 2020, the Fund deferred post-October capital losses of $143,372,315.
The tax character of distributions paid during the years ended September 30, 2020 and 2019, was as follows:
At September 30, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2020, aggregated
$1,861,524,526 and $2,679,509,887, respectively.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the year ended September 30, 2020, investments in “affiliated companies” were as follows:
2020 2019
Distributions paid from:
Ordinary income .......................................................... $222,354,834 $222,578,976
Long term capital gain ...................................................... 424,497,295 659,415,469
$646,852,129 $881,994,445
Cost of investments .......................................................................... $10,118,743,407
Unrealized appreciation ........................................................................ $12,292,857,075
Unrealized depreciation ........................................................................ (526,588,194)
Net unrealized appreciation (depreciation) .......................................................... $11,766,268,881
Distributable earnings:
Undistributed ordinary income ................................................................... $46,027,819

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2020, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Albemarle Corp. ......... $ 509,509,647 $ — $ (171,306,163) $ 22,026,435 $ —
a
$ —
a
—
a
$ 7,161,573
Matthews International Corp., A. 89,852,060 — (52,827,817) (35,412,659) (1,611,584) —
b
— 1,756,360
Total Affiliated Securities
(Value is —% of Net Assets) $599,361,707 $— $(224,133,980) $ (13,386,224) $ (1,611,584) $— $8,917,933
a
As of September 30, 2020, no longer an affiliate.
b
As of September 30, 2020, no longer held by the Fund.
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Managed Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Managed Trust and Shareholders of Franklin Rising Dividends Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Rising Dividends Fund (the "Fund") as of September 30, 2020, the related statement of operations for the year ended
September 30, 2020, the statement of changes in net assets for each of the two years in the period ended September 30,
2020, including the related notes, and the financial highlights for each of the five years in the period ended September 30,
2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2020 and the financial highlights for each of the five years in the period ended September 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
November 18, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Managed Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $424,497,295 as a long term capital gain dividend for the fiscal year ended September 30, 2020.
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $3,906,935 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the
Internal Revenue Code for the fiscal year ended September 30, 2020.
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Fund hereby reports 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2020.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $222,352,687 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended September 30, 2020. Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Franklin Managed Trust
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 2017 126 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018–
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2017 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Managed Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2017
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2017 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2017 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Managed Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2015 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2017 and Vice
President since
1991
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Gaston Gardey (1967) Treasurer, Chief
Financial
Officer and Chief
Accounting
Officer
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Franklin Managed Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Michael P. McCarthy (1969) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President and Chief Investment Officer, Franklin Adviser, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC
and officer of one of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Managed Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2017. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Managed Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund
(Fund)
At a meeting held on April 7, 2020 (Meeting), the Board
of Trustees (Board) of Franklin Managed Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and
that the continuance of such Management Agreement is
in the interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued introduction of new
funds, reassessment of the fund offerings in response to
the market environment and project initiatives and capital
investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to enhancing services and controlling costs,
as reflected in its plan to outsource certain administrative functions, and growth opportunities, as evidenced by its
upcoming acquisition of the Legg Mason companies. The

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Annual Report
Board acknowledged the change in leadership at FRI and
the opportunity to hear from Jennifer Johnson, President and
Chief Executive Officer of FRI, about goals she has for the
company that will benefit the Fund.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2019. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional large-cap core funds. The
Board noted that the Fund’s annualized total return for the
three- and five-year periods was below the median of its
Performance Universe, but for the one- and 10-year periods
was above the median of its Performance Universe. The
Board discussed this performance with management and
management explained that the Fund performed relatively
in line with its peers for the one-, three- and five-year
periods, noting that the Fund only slightly underperformed
the median of its Performance Universe for the three-year
(-0.14%) and five-year (-0.03%) periods. Management also
explained that the Fund’s principal investment strategy
includes policies to invest at least 80% of its net assets
in investments of companies that have paid consistently
rising dividends and to invest at least 65% of its net assets in securities of companies that have met certain criteria,
including with respect to dividends, reinvested earnings, and price/earnings ratios. Management further explained that
the Fund’s underperformance versus its benchmark was
primarily due to the Fund’s underweight (in comparison to its benchmark) in high growth technology and communication
services companies which do not meet the Fund’s dividend
growth criteria. In light of the Fund’s performance versus its peers and the fact that the Fund’s one-year annualized total return was 29.85%, the Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each of the other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
12 other large-cap core funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2019, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used

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Shareholder Information

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Annual Report
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally,
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, was engaged by the Manager to review and assess
the allocation methodologies to be used solely by the Fund’s
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered the initiative currently underway to outsource
certain operations, which effort would require considerable
up-front expenditures by the Manager but, over the long
run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving
shareholder services provided to the Fund, as well as
the need to implement systems and meet additional
regulatory and compliance requirements resulting from
recent US Securities and Exchange Commission and other
regulatory requirements, notably in the area of cybersecurity protections.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC

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Shareholder Information

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Annual Report
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive the Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

158 A 11/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Rising Dividends Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $97,072 for the fiscal year ended September 30, 2020 and $137,514 for the fiscal year ended September 30, 2019.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $3,133 for the fiscal year ended September 30, 2020 and $3,133 for the fiscal year ended September 30, 2019.  The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended September 30, 2020 and $20,000 for the fiscal year ended September 30, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2020 and $8,445 for the fiscal year ended September 30, 2019. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $83,035 for the fiscal year ended September 30, 2020 and $114,908 for the fiscal year ended September 30, 2019. The services for which these fees were paid included valuation services related to fair value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey and assets under management certification and professional fees in connection with determining the feasibility of a U.S. direct lending structure.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $86,168 for the fiscal year ended September 30, 2020 and $146,486 for the fiscal year ended September 30, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls
.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.
N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MANAGED TRUST

By __S\MATTHEW T. HINKLE_____

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\MATTHEW T. HINKLE_____

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November 25, 2020

By __S\GASTON GARDEY_________

Gaston Gardey
      Chief Financial Officer
and Chief Accounting Officer
Date November 25, 2020